Intangible Assets Other than Goodwill, Net	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Intangible Assets Other than Goodwill, Net
13.	INTANGIBLE ASSETS OTHER THAN GOODWILL, NET

Intangible assets as of December 31, 2017 and 2016 are detailed as follows:

	Balance as of
Intangible Assets, Net	12-31-2017	12-31-2016
	ThCh$	ThCh$
Easements and water rights	6,338,591	6,043,003
Computer software	9,242,490	10,189,162
Other identifiable intangible assets	3,026,892	3,034,709
Total	18,607,973	19,266,874

	Balance as of
Intangible Assets, Gross	12-31-2017	12-31-2016
	ThCh$	ThCh$
Easements and water rights	6,920,897	6,625,309
Computer software	24,658,245	22,478,362
Other identifiable intangible assets	5,762,166	5,773,153
Total	37,341,308	34,876,824

	Balance as of
Accumulated Amoritzation and Impairment	12-31-2017	12-31-2016
	ThCh$	ThCh$
Easements and water rights	(582,306)	(582,306)
Computer software	(15,415,755)	(12,289,200)
Other identifiable intangible assets	(2,735,274)	(2,738,444)
Total	(18,733,335)	(15,609,950)

The reconciliation of the carrying amounts of intangible assets for the years ended December 31, 2017, 2016 and 31, 2015 is as follows:

			Other
	Easements and	Computer	Identifiable	Intangible
Changes in Intangible Assets	Water Rights	Software	Intangible	Assets, Net
			Assets, Net
	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2017	6,043,003	10,189,162	3,034,709	19,266,874
Changes in identifiable intangible assets
Increases other than those from business combinations	295,588	2,179,883	-	2,475,471
Increase (decrease) from net foreign exchange differences, net	-	-	(114)	(114)
Amortization	-	(3,126,555)	(7,703)	(3,134,258)
Increases (decreases) from transfers and other changes	-	-	-	-
Increases (decreases) from transfers	-	-	-	-
Disposals and withdrawals from service	-	-	-	-
Disposals	-	-	-	-
Total changes in identifiable intangible assets	295,588	(946,672)	(7,817)	(658,901)
Closing Balance as of December 31, 2017	6,338,591	9,242,490	3,026,892	18,607,973

			Other
	Easements and	Computer	Identifiable	Intangible
Changes in Intangible Assets	Water Rights	Software	Intangible	Assets, Net
			Assets, Net
	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2016	8,052,525	12,373,049	479,852	20,905,426
Changes in identifiable intangible assets
Increases other than those from business combinations	540,052	-	2,571,273	3,111,325
Increase (decrease) from net foreign exchange differences, net	-	-	2,897	2,897
Amortization	-	(2,183,887)	(18,961)	(2,202,848)
Increases (decreases) from transfers and other changes	352	-	(352)	-
Increases (decreases) from transfers	352	-	(352)	-
Disposals and withdrawals from service	(2,549,926)	-	-	(2,549,926)
Disposals (*)	(2,549,926)	-	-	(2,549,926)
Total changes in identifiable intangible assets	(2,009,522)	(2,183,887)	2,554,857	(1,638,552)
Closing Balance as of December 31, 2016	6,043,003	10,189,162	3,034,709	19,266,874

			Patents,
			Registered		Other
Changes in Intangible Assets	Development	Easements and	Trademarks,	Computer	Identifiable	Intangible
	Costs	Water Rights	and Other	Software	Intangible	Assets, Net
			Rights		Assets, Net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2015	5,666,572	31,781,522	1,514,216	12,995,648	493,875	52,451,833
Changes in identifiable intangible assets
Increases other than those from business combinations	4,181,283	209,063	213,815	3,739,977	-	8,344,138
Increase (decrease) from net foreign exchange differences, net	(747,993)	(1,533,670)	(166,947)	(76,106)	18,464	(2,506,252)
Amortization (*)	-	(872,437)	(530,306)	(1,994,281)	(20,145)	(3,417,169)
Increases (decreases) from transfers and other changes	(2,398,107)	275,065	5,439	224,384	79,875	(1,813,344)
Increases (decreases) from transfers	2	275,419	5,439	(5,439)	(275,421)	-
Increases (decreases) from other changes	(2,398,109)	(354)	-	229,823	355,296	(1,813,344)
Disposals and withdrawals from service	(949,049)	(80,000)	-	(41,042)	-	(1,070,091)
Withdrawals from service	(949,049)	-	-	(41,042)	-	(990,091)
Disposals	-	(80,000)	-	-	-	(80,000)
Classified as held for distribution to owners	(5,752,706)	(21,727,018)	(1,036,217)	(2,475,531)	(92,217)	(31,083,689)
Total changes in identifiable intangible assets	(5,666,572)	(23,728,997)	(1,514,216)	(622,599)	(14,023)	(31,546,407)
Closing Balance as of December 31, 2015	-	8,052,525	-	12,373,049	479,852	20,905,426

(*) See Note 15.7.9.

As of December 31, 2017 and December 31, 2016, the Group does not have significant intangible assets with an indefinite useful life.